Financial Instrument - Schedule of Financial Instrument (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Financial Instrument Abstract
Financial instrument, beginning	$ 231,293	$ 180,261	$ 221,791
Net fair value change	3,031	2,362	9,502
Foreign currency adjustment	(11,552)	(9,003)
Financial instrument, ending	$ 222,772	$ 173,620	$ 231,293